Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

10	LEASES
Operating and finance leases as lessee
The components of lease cost were as follows:

	For the year ended December 31, 2021
	RMB	US$
Operating lease cost	34,785	5,459
Short-term lease cost	1,740	273
Finance lease cost:
Amortization of ROU assets	3,846	604
Interest expense on lease liabilities	295	46
Sublease income (i)	(187)	(29)

Total lease cost	40,479	6,353

(i)
On April 1, 2021, the Group entered into a
one
-
yea
r
sublease agreement on its office with a related party and
recorded
RMB187(US$29) in
other
income for the year ended December 30,2021. The contract was terminated on September 30, 2021.

	For the year ended December 31, 2021
	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	30,388	4,769
Operating cash flows used for finance leases	295	46
Financing cash flows used for finance leases	5,111	802
ROU assets obtained in exchange for operating lease liabilities	90,272	14,166
Weighted-average remaining lease term for operating leases (in years):	2.41
Weighted-average discount rate for operating leases (in years):	6.08%
Operating and finance leases as lessee (continued)

For the year ended December 31, 2021, total operating lease costs and short-term lease costs of RMB4,751 (US$746), RMB2,451(US$385), RMB590 (US$93) and RMB28,733 (US$4,508) were recorded in cost of revenues, research and development expenses, selling and marketing expenses, general and administrative expenses, respectively.
For the year
s
ended December 31, 2019 and 2020, total rental related expenses for all operating leases amounted to RMB9,435 and RMB12,103, respectively.

	Operating leases
	RMB	US$
Future lease payments under operating leases as of December 31, 2021 were as follows:
Years ending December 31,
2022	39,377	6,179
2023	39,754	6,238
2024	8,688	1,363
2025	3,430	538

Total future lease payments	91,249	14,318
Less: imputed interest	(6,934)	(1,087)

Total lease liability balance	84,315	13,231

Failed sales and leaseback transactions
The Group entered into sales and leaseback transactions where the Group was seller-lessee but did not transfer control of the underlying asset to the buyer-lessor. The transfer of the asset did not meet the criteria for a sale in accordance with
ASC606-10-25-1
to 8 and the Group accounts for these transactions as financing arrangements. The Group recorded
 RMB3,280 and nil under “Current portion of long-term borrowings” as of December 31, 2020 and 2021. The effective interest rate used in the computation of interest expense ranged from 8.96% to 8.97%. The Group recorded interest expense of RMB671 and RMB113(US$18) for the year
s
ended December 31, 2020 and 2021 in its consolidated statement of comprehensive loss, respectively.